Cover	Jul. 20, 2026
Cover [Abstract]
Document Period End Date	Jul. 20, 2026
Entity Registrant Name	Gates Industrial Corporation, plc
Entity Incorporation, Country Code	D0
Entity File Number	001-38366
Entity Tax Identification Number	98-1950337
Entity Address, Street Address	1144 Fifteenth Street
Entity Address, City	Denver
Entity Address, State	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	744-1911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares, $0.01 par value per share
Trading Symbol(s)	GTES
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001718512
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	8-K12B